Business Acquisitions	12 Months Ended
Dec. 31, 2010
Business Acquisitions [Abstract]
BUSINESS ACQUISITIONS

4.	BUSINESS ACQUISITIONS

a)	Rietech

In May 2008, the Company acquired an 18.0% equity interest in Glory Silicon Technology Investments (Hong Kong) Limited (BVI) (“Glory”) for total cash consideration of $21.4 million. The Company accounted for this investment using the equity method of accounting due to the fact that the Company has significant influence on Glory’s operations. Since May 31, 2010, Glory was under reorganization to split its China mainland operation among its shareholders. Such split has been substantially completed as of December 31, 2010. As part of this reorganization, effective June 1, 2010, certain of Glory’s assets and liabilities were injected into a newly incorporated domestic Chinese entity, Rietech New Energy Investment Co., Ltd. (“ZJ Rietech”), which was co-owned by Suntech and two investors. From June through December 2010, the assets and liabilities injected into ZJ Rietech, or ZJ Rietech assets, were under joint control of the Company and two other investors and were legally isolated from the founder of Glory. In addition, the Company was contractually only entitled to the earnings or losses associated with the ZJ Rietech assets during this period based on the Company’s ownership interest in such assets. Therefore, the Company applied the equity method of accounting to the earnings to which it was entitled, as opposed to its direct ownership interest in Glory during this period. In December 2010, to shift from a pure-play cell and module manufacturer to a more vertically integrated producer of wafers, cells and modules, the Company acquired the equity interests that the two investors had in ZJ Rietech, Yangzhou Rietech Renewal Energy Company (“YZ Rietech”), Zhenjiang Ren De New Energy Science Technology Co., Ltd. (“ZJ Ren De”) and other non-operating entities. This acquisition of interests was accounted for as a business combination. In conjunction with the acquisition, the Company recognized a $50.3 million gain on consolidation which is equivalent to the difference between the fair value of the equity investment previously held and its carrying value and recorded the amount in equity in net earnings (loss) of affiliates in the consolidated income statements. Given the purchase price allocation has not yet been completed, the value of long-lived and intangible assets, goodwill and, potentially, the fair value associated with the previous equity interest held, are subject to adjustment. Accordingly, upon finalization of the purchase price allocation, certain balance sheet accounts and the gain on disposition of the previously held equity interest included in these financial statements may change.

Purchase Price Consideration

The Company paid a total consideration of $409.4 million, which consisted of $123.4 million cash out, $165.6 million settlement of certain assets and liabilities, and $120.4 million of equity investments previously held. The Company allocated the purchase price of the acquired assets and liabilities based on their estimated fair values at the acquisition date, which is summarized in the following table (in millions):

Cash	$123.0
Restricted cash	8.9
Receivables and other current assets	11.4
Inventory	34.6
Property, plant and equipment	378.1
Other non current assets	5.6
Total tangible assets acquired	561.6

Payables and other liabilities	(213.2)
Bank borrowings	(156.0)
Deferred tax liabilities	(3.8)
Total liabilities assumed	(373.0)

Net tangible assets acquired	188.6

Customer relationship	5.5
Order backlog	5.9

Total intangible assets acquired	11.4

Investment in an affiliate	24.0
Goodwill	185.4

Total purchase consideration	$409.4

The Company recognized the acquired intangible assets — customer relationship order backlog, and the fair values of the intangible assets were calculated using the income approach. The customer relationship was valued as $5.5 million, and will be fully amortized in 2.5 years from 2011 forward. The order backlog was valued as $5.9 million, and will be fully amortized in 2011.

Goodwill, which represents the excess of the purchase price over the fair value of net tangible and identified intangible assets acquired, is not being amortized but is reviewed annually for impairment, or more frequently if impairment indicators arise. The goodwill mainly reflected the competitive advantages the Company expected to realize from Rietech’s standing in the wafer industry. The goodwill is non tax deduction.

Rietech’s results of operations have been included in the Company’s consolidated financial statements subsequent to the date of acquisition. The financial information in the table below summarizes the results of operations of the Company and Rietech, on a pro forma basis, as though the companies have been combined as of the beginning of each of the years presented:

	Year Ended	Year Ended
	December 31,	December 31,
	2009	2010
	(unaudited)	(unaudited)

Pro forma revenue	1,739.3	2,965.3
Pro forma net income	94.6	258.4
Pro forma profit attributable to holders of common shares	94.5	257.4
Pro forma earnings per share:
Basic	0.56	1.43
Diluted	0.55	1.42
Weighted average number of shares used in computation:
Basic	169.7	179.6
Diluted	172.5	181.6

The unaudited, proforma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of each of the periods presented.

b)	CSG Solar AG

In order to enhance its research and development capabilities for thin film products, in 2009, the Company acquired technical expertise in this area through its acquisition of CSG Solar AG (“CSG”) in March 2009, in which the Company acquired a 76.7% equity interest for EUR 7.5 million (equivalent of $10.3 million). In 2010, the Company further acquired 21.73% of the equity interest of CSG for EUR 3.0 million (equivalent of $3.9 million).

The acquired assets and liabilities were recorded at their fair value at the date of acquisition as follows:

Net tangible assets assumed	$11.0
Bargain purchase gain	(0.7)

Total consideration	$10.3